Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	₩ 707,472,356	₩ 611,310,911
Due from banks and loans at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	349,085,837	314,340,868
Due from banks and loans at amortized cost | Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	12,950,561	17,935,816
Due from banks and loans at amortized cost | Retail
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	152,840,826	136,499,558
Due from banks and loans at amortized cost | Government
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	19,461,567	6,517,215
Due from banks and loans at amortized cost | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	140,718,619	131,795,992
Due from banks and loans at amortized cost | Card receivable
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	23,114,264	21,592,287
Deposits and loans at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	3,052,346	2,079,850
Deposits and loans at FVTPL | Banks
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	897,525	890,660
Deposits and loans at FVTPL | Corporations
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	2,154,821	1,189,190
Securities at FVTPL
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	48,512,857	40,289,846
Securities at fair value through other comprehensive income
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	58,573,094	37,677,646
Securities at amortized cost
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	45,582,065	28,478,136
Derivative assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	2,829,274	1,793,613
Other financial assets
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	17,477,778	16,837,141
Financial guarantee contracts
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	4,698,558	4,413,874
Loan commitments and other
Maximum exposure to credit risk [Line Items]
Maximum exposure to credit risk	₩ 177,660,547	₩ 165,399,937